January 25, 2005

Via Edgar

United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Teknik Digital Arts, Inc. Registration Statement on Form SB-2 File No. 333-118101

Ladies and Gentlemen:

     On behalf of Teknik Digital Arts, Inc., a Nevada corporation (the “Company”), there is hereby transmitted for filing, pursuant to the Electronic Data Gathering, Analysis and Retrieval system, Amendment No. 2 to the Registration Statement on Form SB-2 (the “SB-2 Amendment”) of the Company for registration under the Securities Act of 1933, as amended (the “Securities Act”), of the resale of up to 4,440,000 shares of the Company’s common stock to be sold by the selling shareholders described therein.

     The SB-2 Amendment has been prepared in response to the Staff’s comments to such filing. The Staff’s comments are set forth in a letter, dated November 23, 2004, from Barbara Jacobs, Assistant Director, addressed to John R. Ward, Chairman and Chief Financial Officer of the Company. Responses to such comments are set forth below and are keyed to the above-referenced comment letter. Unless otherwise noted, all references to page numbers refer to the SB-2 Amendment filed herewith.

AMENDMENT NO.1 TO REGISTRATION STATEMENT ON FORM SB-2

General

1.	Please revise to update your financial information pursuant to Rule 3-12 of Regulation S-X.

     We have revised the SB-2 Amendment to provide financial information through the Company’s fiscal year ended September 30, 2004, in accordance with your comment.

United States Securities and Exchange Commission
January 25, 2005

Prospectus Summary

2.	It isn’t necessary or appropriate to define the words “Teknik,” “we,” “our,” “ours” and “us,” as the intended meaning of these words appears clear from the context. Defining these words imparts a legalistic flavor to your filing that is inconsistent with Rule 421(d). Accordingly, please delete the last sentence of the first paragraph of this section.

We have revised the disclosure on page 1 in accordance with your comment.

Our Markets, p.2

3.	We note that in this section and in other sections throughout the document, you have added statistics from third-party research firms, such as Arc Group and Gartner. Please provide us with supplemental support for the statistics cited and revise your disclosure to indicate the date of the research reports from which these statistics were taken. Additionally, please note that if the referenced statistics are not available publicly for free or for a nominal amount, you should either provide us with consents from the third parties to use their research in your filing or revise to remove the reference to the third parties and attribute the statistics to the Company, based on its own research. See Rule 436 of Regulation C.

Sources for the market statistics cited include:

a.	Worldwide mobile game sales totaled $1.1 billion in 2003; mobile gaming market is $200 million in the United States and $600 million in Europe. [Source: British research firm, Arc Group, as cited on www.itfacts.biz on August 11, 2004 (http://www.itfacts.biz/index.php?id=P1368)].

b.	Arc Group predicts that the mobile game industry could reach $8.4 billion worldwide by 2008 [Source: “VCs Embrace Gaming,” Silicon Valley/San Jose Business Journal, August 9, 2004].

c.	Source for the Gartner, Inc. estimates relating to 2004 mobile device sales and product features is “Multiplayer Games Coming to cell Phones,” a press release by the Associated Press, dated September 20, 2004.

Risk Factors

4.	We note that your auditors amended their opinion on October 20, 2004 to issue a going concern opinion. Please revise your MD&A to clearly disclose this fact and expand your risk factors section to discuss the risks associated with a going concern opinion.

     In accordance with your comment, we have included a risk factor at page 7 and additional disclosure under the Liquidity and Capital Resources section at page 22 addressing the risks associated with the issuance of a going concern opinion.

United States Securities and Exchange Commission
January 25, 2005

We depend heavily upon intellectual property licenses from others and our failure to maintain these licenses could seriously harm our business, p. 9

5.	While we note the revisions you have made in response to prior comment 7, please further expand the disclosure in this risk factor to identify the significant third parties on which you rely and the extent to which your business is dependent upon them. For example, your licenses to use “Fear Factor” and “Next Action Star” appear crucial to your business plan and your ability to begin generating revenues. Would you be able to locate suitable replacements if these licenses were terminated or not renewed? Revise accordingly.

We have amended this risk factor at page 10 in accordance with your comment.

Selling Security Holders

6.	While we note your response to our ‘prior comment 12, it is not clear whether any of the selling security holders are affiliates of broker-dealers. If any of the selling securityholders are affiliates of registered broker-dealers, please identify such affiliates and expand the prospectus disclosure to indicate whether they acquired the securities to be resold in the ordinary course of business. Also indicate whether at the time of the acquisition they had any agreements, understandings or arrangements with any other persons, either directly or indirectly, to dispose of the securities. In this regard, we note your supplemental response indicating that none of the selling securityholders currently have any such agreements, understandings or arrangements, is not sufficient.

     We have been advised by the Company that none of the selling stockholders are registered broker dealers or affiliates of registered broker dealers and each has advised us that at the time of acquisition, they had no agreements, understandings or arrangements with any other persons, either directly or indirectly, to dispose of the securities.

7.	While we note the revisions you have made in response to our prior comment 14, please further expand the information in footnote 2 to include the material terms of the warrants and the software transaction pursuant to which the shares were issued. For example, we note from your disclosure under Item 26, that the warrants covering 400,000 shares were issued as partial consideration for the sale of software to the Company by Fortune, and that such warrants have a term of four years and a per share exercise price of $250 for the 30-day period following effectiveness of the registration statement and $5.00 thereafter. Revise accordingly. Additionally, while we note that the Exchange Agreement regarding the shares issued to CAC has been filed, it does not appear that the agreements governing the issuance of securities to Fortune Labs and Chris Fortune have been filed. Please ensure that these agreements, as well as any other agreements required to be filed, as exhibits by Item 601 (b)(4) of Regulation S-B, are filed with your next amendment.

United States Securities and Exchange Commission
January 25, 2005

     We have revised the disclosure on page 17, as well as the exhibits, in accordance with your comment.

Plan of Operations

Summary of our plan, p.17

8.	We reissue our prior comment 15. While we note your statement that you could fund most, if not all, of your working capital requirements over the next 12 months from borrowings under your revolving line of credit, it appears that you may still require additional funds that you plan to raise through the exercise of outstanding warrants. Why do you believe you will be able to rely on the exercise of warrants to provide the additional funds you will need to raise in the next 12 months? For example, do you think it is likely that the warrants will be in-the-money during the next 12 months? If not, why do you believe that you will be able to raise additional funds through the exercise of outstanding warrants? Finally, what is the period over which you could fund your working capital requirements with the cash you currently have?

     In accordance with your comment, we have revised the disclosure on page 19 to clarify our anticipated working capital requirements and contemplated sources of funds to cover such requirements.

9.	As a follow-up to the comment above, revise this section and your “Liquidity and Capital Resources” section to clarify, the amount of funds that are available under the revolving line of credit with CAC. Your disclosure on page 19 indicates that, as of June 30, 2004, you owed $0 to CAC and had recently exchanged 1,000,000 shares of stock for $500,000 of outstanding debt. Does this mean that as of June 30, 2004 you had an additional $500,000 available to you under the revolving line of credit? While we note your response to our prior comment 52, your current disclosure regarding the status of the revolving line of credit is difficult to understand and should be revised to clearly disclose the amount that was outstanding under the revolving line of credit prior to the June 2004 exchange, the total amount currently available under the revolving line of credit and the amount of funds you have used so far. Please ensure that corresponding changes are also made to the disclosure under ‘Certain Relationships and Related Transactions.”

     In accordance with your comment, we have revised the Liquidity and Capital Resources section on page 21 to clarify the amount that was outstanding under the revolving line of credit with CAC prior to entering into the exchange agreement, and the reestablishment of the $500,000 borrowing availability under the line of credit as a result of the exchange agreement.

Expenses, p.18

10.	We note your response to prior comment 48. Revise your disclosures to specifically discuss the nature and date of the services performed for the Company for which payment was made in common stock during the nine-month period ended June 30, 2004. Disclose

United States Securities and Exchange Commission
January 25, 2005

how you valued the services performed. Additionally, indicate your ability to continue to use this form of consideration in future transactions.

We have revised the disclosure on page 21 in accordance with your comment.

Liquidity and Capital Resources, p.19

11.	Does your revolving line of credit with CAC include any material covenants? If so, please expand this section to identify such covenants in quantified terms and include an additional risk factor outlining the material terms of the covenants in quantified terms and explaining the risks such covenants pose to the Company.

     In accordance with your comment, we have revised the Liquidity and Capital Resources section on page 21 to disclose that our revolving credit agreement with CAC contains no material affirmative or negative covenants. The only covenants contained in the agreement require the Company to: (a) provide periodic financial statements; (b) pay all taxes due by the Company; (c) notify CAC of any pending litigation or regulatory proceeding; and (d) maintain its corporate existence in good standing.

Business

Our Products, p. 21

12.	Disclose the terms and fair value of the 250,000 shares of restricted common stock issued to both Gaylord Sports Management and to Mickelson Inc. Revise your footnotes to the financial statements to disclose the relevant terms of these agreements and to disclose your accounting for them.

     We have revised the disclosure on page 25 and Note 5 to the financial statements in accordance with your comment.

13.	Revise to disclose the nature and terms of the license and publishing agreement to develop physically interactive console games and instructional software. Describe the nature of any consideration paid to acquire these agreements and the accounting for that consideration, if any. Revise your footnotes to the financial statements, if necessary.

     In accordance with your comment, we have revised the disclosure on page 26 to disclose the terms of the Joint Venture and Limited Liability Company Agreement with Pep Pad LLC to license and publishing interactive console games and instructional software associated with the Pep Pad, and the Endorsement and Services Agreement with Kentucky Eleven, Inc., on behalf of Phil Simms. We have also revised the disclosure on page II-3 to disclose the issuance of 20,000 shares of restricted common stock to Kentucky Eleven, Inc. as partial consideration under the Endorsement and Services Agreement.

United States Securities and Exchange Commission
January 25, 2005

Our Markets, p. 23

Mobile applications market

14.	While we note the revisions you have made in response to our prior comment 25 and the fact that you have revised the disc1osure to indicate that the numbers you include reflect management’s belief based on initial discussions with carriers, you must still provide us with support for these numbers. For example, have the carriers provided you with any documentation indicating their plans with respect to revenue splits? If so, please supplementally provide us with copies of these materials.

     These figures are based solely on management’s preliminary discussions with carriers. No documentation was provided. In discussions with ATT-Cingular and Verizon, management was informed by each carrier that, although the rates are negotiable depending on the product, applications developers are typically allocated 60% and 70%, respectively, of revenues earned on such applications.

Executive Compensation

15.	We note that your current disclosure in this section includes information relating to different time periods for different tables. For example, your summary compensation table includes information from January 29, 2003 through September 30, 2004, while your option grant table includes stock option grants made in fiscal 2003. Please revise throughout to provide the required information for your fiscal year ended September 30, 2004, in order to provide consistent information to investors.

     The Executive Compensation information provided pursuant to Item 402 of Regulation S-B has been amended to include the fiscal year ended September 30, 2004 and the period from January 29, 2003 (inception) through September 30, 2003.

Summary Compensation Table, p.26

16.	Please revise this table to provide all required information for each of the named executive officers. We note from page II-2 that in fiscal 2004 you awarded Mr. Comstock a bonus of 250,000 shares and you issued Mr. Eaton a total of 50,000 shares as additional consideration for his employment and in connection with his resignation from the Company. Please refer to Instruction 2 to Item 402(b)(2)(iii) of Regulation S-B and revise the summary compensation table accordingly. Additionally, please ensure that all other information required by Item 402(b)(2) has been provided, as well.

     As set forth in Response No. 15 above, the Summary Compensation table has been amended to include information for the fiscal year ended September 30, 2004 and the period from January 29, 2003 (inception) through September 30, 2003. We have revised the disclosure in the Summary Compensation table as follows: (a) we have moved the fair market value of the shares issued to Mr. Comstock under his employment agreement in fiscal 2003 from “All Other

United States Securities and Exchange Commission
January 25, 2005

Compensation” to “Other Annual Compensation”; and (b) we have included as “Other Annual Compensation” the fair value of the 50,000 shares issued to Mr. Eaton in fiscal 2004 in connection with his employment agreement and his resignation. Accordingly, we believe all information required by Item 402(b)(2) has been provided.

Legal Proceedings

17.	We note from footnote 5 to the financial statements that you believe the Quicksilver suit is completely without merit. Please supplementally explain the basis for this statement.

     The Company advises you supplementally that no final agreement with Quicksilver was ever negotiated on the basis of the Letter of Intent. Additionally, the proposed terms set forth in the Letter of Intent were not met by Quicksilver in any event. Accordingly, the Company contends that the Quicksilver suit is without merit.

Financial Statements

Statement of Stockholders Equity, p. F-5

18.	We note your response to prior comment 59. Revise your disclosure in Note 1 to the financial statements regarding the purchase of software to disclose the number of common shares issued and the value of the shares issued. Also, address the type of software purchased and why the threshold of technological feasibility was not definitively met. Tell us where in the statement of operations these software costs have been reflected.

     We have revised the disclosure Note 1 to the financial statements in accordance with your comment. The software costs have been reflected in the Statement of Operations under Research and Development Costs.

Note 2 – Related Party Transactions, p. F-7

19.	We note your response to prior comment 42. We note that your disclosure under “Certain Relationships and Related Transactions” on page 33 refers to a revolving credit agreement. The disclosure within MD&A also refers to a revolving credit agreement with CAC in the amount of $500,000, which was entered into on March 31, 2003. As a follow-up to comment 9 above, we note that this line of credit is not clearly disclosed in the footnotes to the financial statements. In this regard, revise your disclosures to describe the relevant terms of this agreement and any outstanding balance at each reporting period. Ensure that your disclosures comply with paragraph 2 of SFAS 57. Further, your disclosure on page 19 indicates that the agreement is renewable annually on March 1. Your disclosure does not indicate that the line was renewed or who has the authority to renew the line (i.e. the Company or CAC).

     We have revised the disclosure in Note 2 to the financial statements in accordance with your comment.

United States Securities and Exchange Commission
January 25, 2005

Note 4 – Warrants, p. F-l0

20.	We note that you applied the Black-Scholes option-pricing model to value the warrants issued to non-employees. Be advised that this model should include a volatility factor since the warrants were granted to non-employees and should be valued at fair value. The minimum value method is only available to nonpublic companies valuing options granted to employees. See paragraph 143 of SFAS 123. Additionally, disclose how you are accounting for the granting of warrants.

     We have revised the disclosure in Note 4 to the financial statements in accordance with your comment. A volatility factor has been established and the costs of the warrants have been accounted for as Product Development Costs.

Note 5 – Commitments and Contingencies, p.F-12

21.	Provide us supplementally with sufficient information so that we may further understand your relationship with Quicksilver and the nature of the filed complaint against the Company. Your disclosure indicates you have denied the allegations and that you intend to file a counterclaim. Please address this aspect of the legal proceedings as well. In addition, tell us how you have complied with the disclosure requirements of paragraphs 8 to 10 of SFAS 5.

     We have revised the disclosure in the Legal Proceedings section as well as in Note 5 to the financial statements in accordance with your comment. As set forth in its response to Comment No. 17 above, no final agreement with Quicksilver was ever negotiated on the basis of the Letter of Intent, and the proposed terms set forth in the Letter of Intent were not met by Quicksilver.

Note 7 – Investments – Joint Venture, p. F-13

22.	We note that you are now consolidating the Joint Venture since you have significant control over the operations of the Joint Venture. Tell us why you believe that consolidation is proper and identify the accounting literature that supports your accounting. Consider EITF 96-16. Describe why you believe that you have significant control and identify the terms or rights that allows you to control the Joint Venture. Indicate the specific terms of Playentertainment’s right to convert its investment into 200,000 shares of common stock. Also, see paragraphs 5 and 11 of SFAS 150. Explain how you are accounting for the minority interest in the Joint Venture. Advise.

     We have revised the disclosure in Note 7 to the financial statements in accordance with your comment. Teknik Digital Arts is the managing member of Playentertainment and has complete discretion with respect to the operations of the joint venture. The minority interest has no veto rights as provided in EITF 96-16. Additional disclosure has been added regarding Playentertainment’s right to convert its investment into 200,000 shares of common stock. The minority interest has been treated as being consolidated for financial statement purposes as there

United States Securities and Exchange Commission
January 25, 2005

is no right of Playentertainment to reacquire its minority interest if it is converted into an equity position.

23.	Section 10.1 of the joint venture agreement with Playentertainment states that one year after the date of the agreement, Playentertainment has the option to convert its 50% membership interest into shares of common stock under a predetermined conversion value calculation. The amount of common stock to be received in the conversion is not to exceed 50% of the then outstanding common stock. This disclosure contradicts the disclosure in Note 7 to the financial statements and in the “Business” section, which indicates that Playentertainrnent can convert their 50% ownership interest into 200,000 shares of restricted common stock during the first two years of the joint venture agreement. Please reconcile the disclosures. In addition, revise Note 7 to disclose the conversion terms and the components of the predetermined conversion calculation.

     Article 10 of the joint venture agreement with Playentertainment, LLP, was amended to modify the terms of the conversion feature. Under the terms of the amendment, within the first two years of the agreement, Playentertainment, LLP, may convert its membership interest into 200,000 shares of the Company’s common stock. Accordingly, the disclosure in the Business section and in Note 7 to the financial statements is correct. The amendment has been filed as an exhibit to the SB-2 Amendment.

Exhibits

24.	While we note your response to our prior comment 33 and your argument that the license agreements with CAC regarding Anidragon, and Playentertainment, regarding “Fear Factor” and “NextAction Star,” are ordinary course agreements, it appears that such agreements should still be filed as exhibits to the registration statement. First, Item 601(b)(10)(i)(A) of Regulation S-B indicates that, in addition to material agreements not made in the ordinary course of business, agreements to which security holders named in the registration statement are parties should be filed. As CAC is a named selling and principal securityholder, the license agreement with CAC should be flied. All agreements with Fortune Labs or any other named securityholders should be filed, as well. We note, for example, the software purchase agreement between Fortune and the Company, dated December 31, 2003. Second, Item 601(b)(10)(i)(B) indicates that, in addition to material agreements not made in the ordinary course of business, agreements on which the Company’s business is substantially dependent should be filed. In this regard, we note from your disclosure throughout the document that your “Fear Factor” and “Next Action Star” products appear to be the only products that may produce revenues in early 2005. Therefore, your business appears to be substantially dependent on the license agreements related to these products and such license agreements should be filed. Finally, we note that there are several other agreements that appear to be required exhibits, including agreements with Gaylord Sports Management Group, LLC, under which you have secured licenses regarding your golf products; an agreement with PEPAD, LLC; an agreement with Phil Simms; and hardware platform licenses with Sony,

United States Securities and Exchange Commission
January 25, 2005

Sega, Microsoft and Nintendo. Please either file these agreements as exhibits to your next amendment or advise.

     The Revolving Credit Agreement with CAC and the Software Purchase Agreement with Fortune Labs have been filed as exhibits to the SB-2 Amendment pursuant to Item 601(b)(10)(ii)(A) of Regulation S-B. With respect to the license agreements, the Company has entered into several agreements to date to develop applications leased on licensed intellectual property, and anticipates entering into numerous such agreements in the ordinary course of its business. The Company is not filing any agreements as exhibits under Item 601(b)(10)(ii)(B) of Regulation S-B, as there are no agreements on which the Company is or anticipates being substantially dependent.

     Please direct any inquiries or comments to the undersigned at (602) 528-4134. My fax number is (602) 253-8129.

Sincerely,

/s/ Gregory R. Hall

Gregory R. Hall

GRH/sgh